Parent Company Financial Data - Condensed Statements of Income (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Other income	$ 458	$ 927	$ 971
Interest expense	(1,733)	(1,960)	(2,734)
Other operating expense	(2,342)	(2,286)	(2,484)
Income tax benefit	(806)	(648)	(342)
Net income	2,007	1,679	954
Consolidated net income	2,007	1,679	954
Less: Net income attributable to noncontrolling interest	592	591	478
Net income attributable to Uwharrie Capital Corp	1,415	1,088	476
Dividends - preferred stock			(325)
Net Income (loss) available to common shareholders	$ 1,415	$ 1,088	$ 151
Net income (loss) per common share
Basic	$ 0.20	$ 0.15	$ 0.02
Diluted	$ 0.20	$ 0.15	$ 0.02
Weighted average shares outstanding
Basic	7,051,751	7,447,008	7,570,732
Diluted	7,051,751	7,447,008	7,570,732
Consolidated [Member]
Condensed Income Statements, Captions [Line Items]
Equity in undistributed earnings (loss) of subsidiaries	$ 2,760	$ 1,456	$ (1,053)
Dividends received from subsidiaries		1,000	2,719
Interest income	8	11	21
Management and service fees			4,347
Other income	81	87	166
Interest expense	(612)	(583)	(659)
Other operating expense	(555)	(624)	(4,881)
Income tax benefit	325	332	294
Net income	2,007	1,679	954
Consolidated net income	2,007	1,679	954
Less: Net income attributable to noncontrolling interest	(592)	(591)	(478)
Net income attributable to Uwharrie Capital Corp	1,415	1,088	476
Dividends - preferred stock			(325)
Net Income (loss) available to common shareholders	$ 1,415	$ 1,088	$ 151
Net income (loss) per common share
Basic	$ 0.20	$ 0.15	$ 0.02
Diluted	$ 0.20	$ 0.15	$ 0.02
Weighted average shares outstanding
Basic	7,051,751	7,447,008	7,570,732
Diluted	7,051,751	7,447,008	7,570,732